Fair Value Measurements (Carrying Amounts And Fair Values Of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, financial assets	$ 257.5	$ 385.2
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, financial assets	257.5	385.2
Short-term borrowings, liabilities	71.9	62.3
Long-term borrowings, liabilities	3,401.5	3,436.7
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, financial assets	257.5	385.2
Short-term borrowings, liabilities	71.9	62.3
Long-term borrowings, liabilities	$ 3,809.1	$ 3,877.6